Note 6. Equity Transactions: Schedule of Stock Options, Valuation Assumptions (Details)	Dec. 31, 2015	Dec. 31, 2014
Details
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Weighted Average Volatility Rate	287.40%	287.00%
Fair Value Assumptions, Risk Free Interest Rate	1.40%	2.20%
Fair Value Assumptions, Expected Term	7 years	7 years